REVENUE RECOGNITION	12 Months Ended
Dec. 31, 2025
Revenue Recognition and Deferred Revenue [Abstract]
REVENUE RECOGNITION	Revenue Recognition

The majority of the Company's revenues come from sources that are outside of the scope of ASU 2014-09, Revenue from Contracts with Customers. Income sources that are outside of this standard include income earned on loans, leases, securities, derivatives and foreign exchange, excluding spot transactions. The Company's services that fall within the scope of ASU 2014-09 are presented within Noninterest income and are recognized as revenue when the Company satisfies its obligation to the customer. Services within the scope of this guidance include service charges on deposits, wealth management fees, bankcard income, foreign exchange spot income, gain/loss on the sale of OREO and investment brokerage fees.

Service charges on deposit accounts. The Company earns revenues from its deposit customers for transaction-based fees, account maintenance fees and overdraft fees. Transaction-based fees, which include services such as ATM use fees, stop payment charges, statement rendering and ACH fees, are recognized at the time the transaction is executed, which is the point in time the Company fulfills the customer's request. Account maintenance fees, which relate primarily to monthly maintenance, are earned over the course of a month, representing the period over which the Company satisfies the performance obligation. Similarly, overdraft fees are recognized at the point in time that the overdraft occurs as this corresponds with the Company's performance obligation. Service charges on deposit accounts are withdrawn from the customer's deposit account.

Wealth management fees. Wealth management fees are primarily asset-based, but can also include flat fees based upon a specific service rendered, such as tax preparation services. The Company’s performance obligation is generally satisfied over time and the resulting fees are recognized monthly, based upon the month-end market value of the assets under management and the applicable fees. The Company does not earn performance-based incentives. Optional services such as real estate sales and tax return preparation services are also available to existing wealth management customers. The Company’s performance obligation for these transactional-based services is generally satisfied, and related revenue recognized, as incurred.

Wealth management fees also includes brokerage revenue. Brokerage revenue represents fees from investment brokerage services provided to customers by a third party provider. The Company receives commissions from the third-party service provider on a monthly basis based upon customer activity for the month. The fees are recognized monthly and a receivable is recorded until commissions are paid the following month. Because the Company (i) acts as an agent in arranging the relationship between the customer and the third-party service provider and (ii) does not control the services rendered to the customers, investment brokerage fees are presented net of related costs.

The Company provides advisory services on mergers and acquisitions. Revenue for advisory arrangements is generally recognized at the point in time that performance under the arrangement is completed (the closing date of the transaction) or the contract is cancelled. However, for certain contracts, revenue is recognized over time for advisory arrangements in which the performance obligations are simultaneously provided by the Company and consumed by the customer. In some circumstances, significant judgment is needed to determine the timing and measure of progress appropriate for revenue recognition under a specific contract. Retainers and other fees received from customers prior to recognizing revenue are reflected as contract liabilities.
Bankcard income. The Company earns interchange fees from cardholder transactions conducted through the Visa payment network. Interchange fees from cardholder transactions represent a percentage of the underlying transaction value and are recognized concurrent with the transaction processing services provided to the cardholder. Interchange income is presented on the Consolidated Statements of Income net of expenses. Gross interchange income for 2025 was $30.1 million, partially offset by $15.9 million of expenses within Noninterest income. Gross interchange income for 2024 was $30.0 million, partially offset by $15.6 million of expenses within Noninterest income, while gross interchange income for 2023 was $29.7 million, partially offset by $15.7 million of expenses within Noninterest income.

Foreign exchange income. Foreign exchange income includes both spot and forward income in First Financial's Consolidated Statements of Income. Forward income is excluded from the scope of ASU 2019-04, however, spot income is within the scope of the guidance. A foreign exchange spot trade is a trade made for immediate exchange and delivery of the currency, thus satisfying the performance obligation. Income from foreign exchange spot trades was $11.2 million, $10.4 million and $9.8 million for 2025, 2024 and 2023, respectively.

Other. Other noninterest income includes other recurring revenue streams such as transaction fees, safe deposit rental income, insurance commissions, merchant referral income and gain (loss) on sale of OREO. Transaction fees primarily include check printing sales commissions, collection fees and wire transfer fees which arise from in-branch transactions. Safe deposit rental income arises from fees charged to the customer on an annual basis and recognized upon receipt of payment. Insurance commissions are agent commissions earned by the Company and earned upon the effective date of the bound coverage. Merchant referral income is associated with a program whereby the Company receives a share of processing revenue that is generated from clients that were referred by First Financial to the service provider. Revenue is recognized at the time when the transaction occurs.

The Company records a gain or loss from the sale of OREO when control of the property transfers to the buyer, which generally occurs at the time of the executed deed. When the Company finances the sale of OREO to the buyer, the Company assesses whether the buyer is committed to perform their obligations under the contract and whether collectibility of the transaction price is probable. Once these criteria are met, the OREO asset is removed and the gain or loss on sale is recorded upon the transfer of control of the property to the buyer.